Performance Management - M3Sixty Income and Opportunity Fund	Mar. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or at the Fund’s website at www.m3sixtycapital.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Institutional Class: Year-by-Year Total Return (for periods ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 18.99% during the quarter ended June 30, 2020, and the lowest return for a quarter was (19.92)% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	18.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(19.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2025, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
M3Sixty Income and Opportunity Fund	One Year	Five Years	Since Inception (January 21, 2016)
Institutional Class
Return Before Taxes	11.40%	6.46%	6.98%
Return After Taxes on Distributions	8.53%	5.22%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares	7.76%	4.77%	5.06%
Class A
Return Before Taxes	5.01%	5.01%	6.11%
S&P 500® Total Return Index[1] (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.93%

[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses for investing in the individual securities that they track, and individuals cannot invest directly in any index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only the Institutional Class shares, and after-tax returns for the Class A shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2025, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Institutional Class shares, and after-tax returns for the Class A shares will vary.

Performance Availability Website Address [Text]	www.m3sixtycapital.com
Performance Availability Phone [Text]	(877) 244-6235